Financial instruments - Summary of Contractual Maturities for Financial Liabilities on Undiscounted Basis (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	$ 302,852
Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	277,051
Accounts payable and accrued liabilities
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	16,540
Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	3,270
Other obligations
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	5,991
2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	24,703
2023 | Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	4,528
2023 | Accounts payable and accrued liabilities
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	16,540
2023 | Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	1,148
2023 | Other obligations
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	2,487
2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	9,125
2024 | Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	4,528
2024 | Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	1,093
2024 | Other obligations
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	3,504
2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	5,557
2025 | Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	4,528
2025 | Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	1,029
2026 and later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	263,467
2026 and later | Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	$ 263,467